Share capital, share premium and own shares - Purchases by employee share scheme trusts (Details) - USD ($) $ in Millions	1 Months Ended												12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Transactions in Prudential plc shares
Number of shares purchased	7,030,344	5,645,846	6,632,794	6,282,320	6,105,457	7,382,557	12,643,798	8,643,151	17,449,798	8,650,128	11,016,784	14,027,963	111,510,940	99,571,505
Trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares purchased													8,400,000	10,000,000.0
Cost of shares purchased by employee share scheme trusts													$ 101.1	$ 96.8
Number of shares held	16,600,000												16,600,000	14,900,000